UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-10401

Trust for Professional Managers
(Exact name of registrant as specified in charter)

615 East Michigan Street
Milwaukee, WI 53202
(Address of principal executive offices) (Zip code)

Rachel A. Spearo
U.S. Bancorp Fund Services, LLC
615 East Michigan Street
Milwaukee, WI 53202
(Name and address of agent for service)

(414) 765-5384
Registrant's telephone number, including area code

Date of fiscal year end: May 31, 2011

Date of reporting period:  August 31, 2010

Item 1. Schedule of Investments.

Cookson Peirce Core Equity Fund
Schedule of Investments
August 31, 2010 (Unaudited)

COMMON STOCKS - 90.49%
	Shares	Value
Amusement, Gambling, and Recreation Industries - 4.58%
Wynn Resorts, Ltd	10,690	861,721

Broadcasting (except Internet) - 3.63%
Scripps Networks Interactive, Inc.	17,000	683,060

Building Material and Garden Equipment and Supplies Dealers - 4.69%
Fastenal Co.	19,490	882,312

Chemical Manufacturing - 9.42%
Bristol Myers Squibb Co. (a)	36,300	946,704
Medicis Pharmaceutical Corp.	30,000	825,000
		1,771,704
Clothing and Clothing Accessories Stores - 3.74%
Urban Outfitters, Inc. (a)	23,180	702,818

Computer and Electronic Product Manufacturing - 5.69%
ADTRAN, Inc.	22,000	691,460
Plantronics, Inc.	13,860	378,517
		1,069,977
Food Manufacturing - 4.92%
HJ Heinz Co.	20,015	925,493

Furniture and Home Furnishings Stores - 5.38%
Williams Sonoma, Inc.	38,950	1,011,142

Machinery Manufacturing - 5.90%
Cummins, Inc.	14,920	1,110,197

Miscellaneous Manufacturing - 5.05%
Estee Lauder Companies, Inc.	16,930	949,265

Other Information Services - 4.29%
Baidu, Inc. - ADR (a)	10,300	807,829

Professional, Scientific, and Technical Services - 6.08%
Salesforce.com, Inc. (a)	10,410	1,143,851

Software Publishers - 5.32%
Rovi Corp. (a)	23,000	1,000,730

Telecommunications - 5.03%
American Tower Corp. (a)	20,200	946,572

Transportation Equipment Manufacturing - 8.67%
Ford Motor Co. (a)	69,280	782,171
Rockwell Collins, Inc.	15,750	849,398
		1,631,569
Utilities - 8.10%
Southern Co. (a)	18,640	683,902
TECO Energy, Inc.	49,730	839,442
		1,523,344

TOTAL COMMON STOCKS (Cost $15,018,671)		17,021,584

REITS - 9.23%

Public Storage	10,700	1,048,814
UDR, Inc.	33,380	686,961
TOTAL REITS (Cost $1,744,774)		1,735,775

	Principal
	Amount	Value

SHORT TERM INVESTMENTS - 2.11%
Money Market Funds - 2.11%
AIM STIT Liquid Assets Portfolio	$396,355	396,355
TOTAL SHORT TERM INVESTMENTS (Cost $396,355)		396,355

Total Investments (Cost $17,159,800) - 101.83%		19,153,714

Liabilities in Excess of Other Assets - (1.83)%		(343,581)

TOTAL NET ASSETS - 100.00%		$18,810,133

Percentages are stated as a percent of net assets.

ADR	American Depository Receipt
(a)	Non-income producing security.

The cost basis of investments for federal income tax purposes at August 31, 2010 was as follows*:

	Cost of investments	$ 17,159,800
	Gross unrealized appreciation	2,772,715
	Gross unrealized depreciation	(778,802)
	Net unrealized appreciation	$ 1,993,914

*Because tax adjustments are calculated annually, the above table does not reflect tax adjustments.
For the previous fiscal year's federal income tax information, please refer to the Notes to Financial Statements section of the Fund's most recent semi-annual or annual report.

Summary of Fair Value Exposure at August 31, 2010

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:

Level 1 - Quoted prices in active markets for identical securities.
Level 2 - Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments.)

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used, as of August 31, 2010, in valuing the Fund’s investments carried at fair value:

	Level 1	Level 2	Level 3	Total

Common Stock	17,021,584	-	-	17,021,584
REITs	1,735,775	-	-	1,735,775
Short-Term Investments	396,355	-	-	396,355

Total Investments in Securities	$19,153,714	$-	$-	$19,153,714

Disclosures about Derivative Instruments and Hedging Activities

The fund did not invest in derivative securities or engage in hedging activities during the period ended August 31, 2010.

Item 2. Controls and Procedures.

(a)
The Registrant’s President and Treasurer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) (17 CFR 270.30a-3(c)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(d)).

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) (17 CFR 270.30a-3(d)) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Trust for Professional Managers

By    /s/ Joseph Neuberger
              Joseph Neuberger, President

Date      October 25, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By  /s/ Joseph Neuberger
            Joseph Neuberger, President

Date      October 25, 2010

By    /s/ John Buckel
              John Buckel, Treasurer

Date      October 25, 2010